Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited - Statements of Shareholders' Equity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2017 CNY (¥) shares	Aug. 31, 2017 USD ($) shares	Aug. 31, 2016 CNY (¥) shares	Aug. 31, 2015 CNY (¥) shares
Beginning Balance	¥ 116,729
Beginning Balance, Shares | shares	100,000,000	100,000,000
Acquisition of subsidiaries			¥ 102,530
Share-based compensation			95,070
Net (loss) earnings attributable to Bright Scholar Education Holdings Limited	¥ 172,050	$ 26,113	(36,374)	¥ (40,078)
Acquisition of additional interest in subsidiaries of non-controlling interests	(64,866)
Distribution to owners under group Reorganization	(32,167)	(4,882)
Foreign currency translation	(36,494)	(5,539)
Issuance of ordinary shares upon initial public offering (“IPO”), net of offering cost	1,146,861
Ending Balance	¥ 1,416,133	$ 214,930	¥ 116,729
Ending Balance, Shares | shares	117,250,000	117,250,000	100,000,000
Share Capital
Beginning Balance, Shares | shares	100,000,000	100,000,000	92,590,000	92,590,000
Acquisition of subsidiaries, Shares | shares			3,844,870
Share-based compensation, Shares | shares			3,565,130
Issuance of ordinary shares upon initial public offering("IPO"), net of offering cost, Shares | shares	17,250,000	17,250,000
Ending Balance, Shares | shares	117,250,000	117,250,000	100,000,000	92,590,000
Additional Paid-in Capital
Acquisition of subsidiaries			¥ 102,530
Share-based compensation			95,070
Distribution to owners under group Reorganization	¥ (32,167)
Issuance of ordinary shares upon initial public offering (“IPO”), net of offering cost	1,146,861
Accumulated Other Comprehensive Income
Foreign currency translation	(36,494)
Bright Scholar Education Holdings Limited
Beginning Balance	116,729		(44,497)	¥ (15,936)
Acquisition of subsidiaries			102,530
Share-based compensation			95,070
Equity interests in subsidiaries and VIEs			(36,374)	(40,078)
Capital injection				11,517
Net (loss) earnings attributable to Bright Scholar Education Holdings Limited	172,050	$ 26,113	(36,374)	(40,078)
Acquisition of additional interest in subsidiaries of non-controlling interests	49,154
Distribution to owners under group Reorganization	(32,167)
Foreign currency translation	(36,494)
Issuance of ordinary shares upon initial public offering (“IPO”), net of offering cost	1,146,861
Ending Balance	1,416,133	$ 214,930	116,729	(44,497)
Bright Scholar Education Holdings Limited | Share Capital
Beginning Balance	¥ 7		¥ 7	¥ 7
Beginning Balance, Shares | shares	100,000,000	100,000,000	92,590,000	92,590,000
Acquisition of subsidiaries, Shares | shares			3,844,870
Share-based compensation, Shares | shares			3,565,130
Issuance of ordinary shares upon initial public offering("IPO"), net of offering cost, Shares | shares	17,250,000	17,250,000
Ending Balance	¥ 7	$ 1	¥ 7	¥ 7
Ending Balance, Shares | shares	117,250,000	117,250,000	100,000,000	92,590,000
Bright Scholar Education Holdings Limited | Additional Paid-in Capital
Beginning Balance	¥ 239,760		¥ 42,160	¥ 30,643
Acquisition of subsidiaries			102,530
Share-based compensation			95,070
Capital injection				11,517
Acquisition of additional interest in subsidiaries of non-controlling interests	49,154
Distribution to owners under group Reorganization	(32,167)
Issuance of ordinary shares upon initial public offering (“IPO”), net of offering cost	1,146,861
Ending Balance	1,403,608	$ 213,029	239,760	42,160
Bright Scholar Education Holdings Limited | Accumulated (Deficit)
Beginning Balance	(123,038)		(86,664)	(46,586)
Equity interests in subsidiaries and VIEs			(36,374)	(40,078)
Net (loss) earnings attributable to Bright Scholar Education Holdings Limited	172,050
Ending Balance	49,012	7,439	¥ (123,038)	¥ (86,664)
Bright Scholar Education Holdings Limited | Accumulated Other Comprehensive Income
Foreign currency translation	(36,494)
Ending Balance	¥ (36,494)	$ (5,539)